INCOME TAX (CREDIT)/EXPENSE (Narrative) (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total deferred tax (credit)/expense	[1]	$ (841)	$ (406)	$ (1,671)
Corporation tax rate		12.50%	12.50%	12.50%
Federal corporation tax rate [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Once-off tax credit				$ 753
Corporation tax rate				21.00%
Ireland [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total deferred tax (credit)/expense		$ 444	$ 369	$ 170
USA [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total deferred tax (credit)/expense		493	364	345
Net operating loss carryforwards		$ 624	461	436
Net operating loss period		20 Years
USA [Member] | December 31, 2036 [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Net operating loss carryforwards		$ 994
USA [Member] | December 31, 2037 [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Net operating loss carryforwards		40
Other Countries [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total deferred tax (credit)/expense		$ (397)	$ (775)	$ (1,501)

[1]	In 2019, there was a deferred tax credit of US$444,000 (2018: charge of US$369,000; 2017: credit of US$170,000) recognised in respect of Ireland and a deferred tax credit of US$397,000 (2018: credit of US$775,000; 2017: credit of US$1,501,000) recognised in respect of overseas tax jurisdictions.